INVESTMENT IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2013
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At June 30, 2013, June 30, 2012 and December 31, 2012, the Company has the following participation in investments that are recorded using the equity method:

	June 30, 2013	June 30, 2012	December 31, 2012
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	100.00%	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	100.00%	100.00%	100.00%
SFL Hercules Ltd ("SFL Hercules")	100.00%	—	—
SFL Linus Ltd ("SFL Linus")	100.00%	—	—

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of June 30, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	204,177	5,108	5,062	44,130	91,582	58,295	—
Non-current assets	1,598,725	—	—	475,898	473,699	454,128	195,000
Total assets	1,802,902	5,108	5,062	520,028	565,281	512,423	195,000
Current liabilities	483,262	—	—	40,563	413,601	29,098	—
Non-current liabilities	1,290,091	—	—	477,377	134,151	483,563	195,000
Total Liabilities	1,773,353	—	—	517,940	547,752	512,661	195,000
Total stockholders’ equity	29,549	5,108	5,062	2,088	17,529	(238)	—

	As of December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	206,114	3,998	3,950	52,776	145,390	—	—
Non-current assets	1,482,687	—	—	488,297	994,390	—	—
Total assets	1,688,801	3,998	3,950	541,073	1,139,780	—	—
Current liabilities	868,850	—	—	40,138	828,712	—	—
Non-current liabilities	587,060	—	—	427,010	160,050	—	—
Total Liabilities	1,455,910	—	—	467,148	988,762	—	—
Total stockholders’ equity	232,891	3,998	3,950	73,925	151,018	—	—
Summarized statement of operations information of the Company’s equity method investees is as follows:

	6 months ended June 30, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,339	9,858	9,883	12,168	31,804	626	—
Net operating revenues	46,781	1,112	1,112	12,150	31,782	625	—
Net income/ (loss)	15,530	1,112	1,112	1,163	12,381	(238)	—

	6 months ended June 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	76,382	9,772	9,809	21,187	35,614	—	—
Net operating revenues	59,042	1,125	1,124	21,185	35,608	—	—
Net income	22,660	1,125	1,123	5,767	14,645	—	—

	Year ended December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	146,263	19,612	19,722	37,421	69,508	—	—
Net operating revenues	111,434	2,266	2,265	37,418	69,485	—	—
Net income	43,492	2,266	2,264	10,719	28,243	—	—